Operating Expenses (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Expenses Table [Table]
General and administrative expenses	$ 57,199,000	$ 49,440,000	$ 59,358,000
Research and development expenses	110,471,000	81,859,000	85,848,000
Total operating expense	$ 167,671,000	$ 131,299,000	$ 145,206,000
Disclosure of information of employees [Line Items]
Average number of employees	171	138	129
Aggregate payroll costs	$ 55,388,000	$ 43,616,000	$ 45,150,000
Operating Expenses [Table]
Salaries and wages	36,792,000	29,403,000	27,703,000
Healthcare benefits	2,563,000	1,866,000	1,511,000
Payroll Taxes	2,084,000	1,629,000	1,468,000
Share-based payments	13,950,000	10,718,000	14,468,000
Total Payroll Costs	55,388,000	43,616,000	45,150,000
Other selling, general and administrative expenses	30,761,000	26,497,000	34,890,000
Other research and development expenses	81,521,000	61,186,000	65,166,000
Total other operating expenses	112,282,000	87,683,000	100,056,000
Total operating expense	167,671,000	131,299,000	145,206,000
Auditors Remuneration [Table]
Audit of these financial statements	1,183,000	1,145,000	870,000
Audit of the financial statements of subsidiaries	312,000	291,000	290,000
Audit of financial statements of associates	571,000	350,000	0
Audit related assurance services	1,868,000	490,000	163,000
Non-audit related services	0	173,000	778,000
Total	3,934,000	$ 2,449,000	$ 2,101,000
Prepaid expenses for expected subsidiary IPO, Audit related assurance services	$ 468,200
General And Administrative [Member]
Disclosure of information of employees [Line Items]
Average number of employees	52	43	39
Aggregate payroll costs	$ 26,438,000	$ 22,943,000	$ 24,468,000
Operating Expenses [Table]
Total Payroll Costs	$ 26,438,000	$ 22,943,000	$ 24,468,000
Research And Development [Member]
Disclosure of information of employees [Line Items]
Average number of employees	119	95	90
Aggregate payroll costs	$ 28,950,000	$ 20,674,000	$ 20,682,000
Operating Expenses [Table]
Total Payroll Costs	28,950,000	20,674,000	20,682,000
Total Operating Expense [Member]
Disclosure of information of employees [Line Items]
Aggregate payroll costs	55,388,000	43,616,000	45,150,000
Operating Expenses [Table]
Total Payroll Costs	55,388,000	43,616,000	$ 45,150,000
Gelesis [Member]
Auditors Remuneration [Table]
Audit of financial statements of associates	$ 500,000	$ 350,000